UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor

San Francisco, California 94104

(Address of principal executive offices)(Zip code)

Corporation Service Company	Kathleen H. Moriaty, Esq.
2711 Centerville Road, Suite 400	Arnold & Porter Kaye Scholer LLP
Wilmington, DE 19808	250 West 55th Street
New York, NY 10019

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: December 31st, 2016

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

HARTFORD MULTIFACTOR US EQUITY ETF

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(UNAUDITED)

	Shares	Value
COMMON STOCKS — (99.9%)

Consumer Discretionary — (10.5%)
Adient PLC (a)	136	$7,970
AutoZone, Inc. (a)(b)	84	66,342
Bed Bath & Beyond, Inc. (b)	813	33,040
Best Buy Co., Inc. (b)	4,616	196,965
Burlington Stores, Inc. (a)	482	40,849
Coach, Inc. (b)	902	31,588
Comcast Corp.	634	43,778
Cracker Barrel Old Country Store, Inc. (b)	108	18,034
Delphi Automotive PLC	548	36,908
Dick’s Sporting Goods, Inc.	399	21,187
Dollar General Corp.	1,104	81,773
Foot Locker, Inc.	409	28,994
Ford Motor Co.	6,270	76,055
GameStop Corp. (b)	3,891	98,287
Gap, Inc. (The)	3,976	89,221
General Motors Co.	6,181	215,346
Genuine Parts Co. (b)	242	23,121
Hasbro, Inc. (b)	72	5,601
Home Depot, Inc. (The)	704	94,392
Johnson Controls International PLC	1,219	50,211
Kohl’s Corp. (b)	1,534	75,749
L Brands, Inc.	1,820	119,829
Lowe’s Cos., Inc.	1,624	115,499
Macy’s, Inc. (b)	1,569	56,186
McDonald’s Corp.	322	39,194
Michael Kors Holdings Ltd. (a)	4,762	204,671
Michaels Cos., Inc. (The) (a)	1,210	24,744
Murphy USA, Inc. (a)	1,488	91,467
NIKE, Inc.	738	37,513
Nordstrom, Inc. (b)	258	12,366
O’Reilly Automotive, Inc. (a)(b)	88	24,500
Omnicom Group, Inc. (b)	108	9,192
Ralph Lauren Corp. (b)	537	48,502
Ross Stores, Inc.	1,078	70,717
Skechers U.S.A., Inc. (a)	1,392	34,215
Staples, Inc. (b)	4,578	41,431
Target Corp.	1,841	132,975
Tenneco, Inc. (a)	1,681	105,012
Thor Industries, Inc.	306	30,615
TJX Cos., Inc. (The)	1,478	111,042
Tupperware Brands Corp. (b)	1,140	59,987
Urban Outfitters, Inc. (a)(b)	2,208	62,884
VF Corp.	208	11,097
Viacom, Inc.	1,722	60,442
Yum China Holdings, Inc. (a)	183	4,780
Yum! Brands, Inc.	183	11,589

		2,855,860

Consumer Staples — (7.0%)
Altria Group, Inc.	1,006	68,026
Archer-Daniels-Midland Co. (b)	3,225	147,221

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR US EQUITY ETF

CONTINUED

	Shares	Value

Consumer Staples — (Continued)
Campbell Soup Co. (b)	836	$50,553
Casey’s General Stores, Inc. (b)	310	36,853
Clorox Co. (The) (b)	121	14,522
Costco Wholesale Corp.	343	54,918
CVS Health Corp.	287	22,647
Dr Pepper Snapple Group, Inc.	419	37,991
Estee Lauder Cos., Inc. (The)	1,167	89,264
General Mills, Inc.	301	18,593
Herbalife Ltd. (a)(b)	4,195	201,947
Hershey Co. (The)	684	70,746
Ingredion, Inc.	60	7,498
Kellogg Co. (b)	237	17,469
Kimberly-Clark Corp.	402	45,876
Kroger Co. (The)	5,325	183,765
Mead Johnson Nutrition Co. (b)	47	3,326
Nu Skin Enterprises, Inc.	1,186	56,667
PepsiCo, Inc.	473	49,490
Philip Morris International, Inc.	803	73,466
Pilgrim’s Pride Corp.	8,218	156,060
Procter & Gamble Co. (The)	121	10,174
Reynolds American, Inc.	297	16,644
Sysco Corp. (b)	3,042	168,435
Tyson Foods, Inc. (b)	1,008	62,173
Wal-Mart Stores, Inc. (b)	2,497	172,593
Walgreens Boots Alliance, Inc.	513	42,456
Whole Foods Market, Inc. (b)	501	15,411

		1,894,784

Energy — (9.4%)
Antero Resources Corp. (a)(b)	4,472	105,763
Chevron Corp. (b)	1,627	191,498
Continental Resources, Inc. (a)(b)	2,532	130,499
Exxon Mobil Corp. (b)	2,026	182,867
FMC Technologies, Inc. (a)	3,536	125,634
Halliburton Co.	602	32,562
Helmerich & Payne, Inc. (b)	1,617	125,156
HollyFrontier Corp. (b)	1,306	42,785
Marathon Petroleum Corp.	5,967	300,438
Oceaneering International, Inc.	2,446	69,002
ONEOK, Inc. (b)	1,873	107,529
Phillips 66	3,169	273,833
Schlumberger Ltd. (b)	298	25,017
Spectra Energy Corp. (b)	1,109	45,569
Tesoro Corp.	1,660	145,167
Valero Energy Corp. (b)	5,516	376,853
Western Refining, Inc. (b)	4,206	159,197
World Fuel Services Corp.	2,195	100,772

		2,540,141

Financials — (15.9%)
Aflac, Inc.	2,879	200,378
Alleghany Corp. (a)	194	117,975

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR US EQUITY ETF

CONTINUED

	Shares	Value

Financials — (Continued)
Allstate Corp. (The)	2,911	$215,763
American Financial Group, Inc.	2,027	178,619
American International Group, Inc.	329	21,487
Ameriprise Financial, Inc.	624	69,227
Aon PLC (b)	471	52,531
Assurant, Inc.	970	90,074
Bank of America Corp.	4,051	89,527
BB&T Corp.	1,930	90,749
Berkshire Hathaway, Inc. (a)	724	117,998
BlackRock, Inc. (b)	60	22,832
Capital One Financial Corp.	857	74,765
Chubb Ltd. (b)	691	91,295
Cincinnati Financial Corp. (b)	386	29,240
Citigroup, Inc. (b)	1,258	74,763
CME Group, Inc. (b)	442	50,985
CNA Financial Corp. (b)	649	26,934
CNO Financial Group, Inc.	2,727	52,222
Cullen/Frost Bankers, Inc.	1,201	105,964
Discover Financial Services	1,237	89,175
Donnelley Financial Solutions, Inc. (a)	660	15,167
Erie Indemnity Co. (b)	547	61,510
Fifth Third Bancorp	462	12,460
First American Financial Corp. (b)	2,202	80,659
First Citizens BancShares, Inc.	165	58,575
Hanover Insurance Group, Inc. (The) (b)	1,019	92,739
JPMorgan Chase & Co.	3,860	333,079
Lincoln National Corp.	1,065	70,578
Marsh & McLennan Cos., Inc.	392	26,495
MetLife, Inc.	5,584	300,922
Old Republic International Corp.	9,974	189,506
PNC Financial Services Group, Inc. (The)	952	111,346
Popular, Inc.	1,195	52,365
Principal Financial Group, Inc. (b)	2,793	161,603
Progressive Corp. (The)	4,658	165,359
Regions Financial Corp.	4,405	63,256
Reinsurance Group of America, Inc.	788	99,154
SunTrust Banks, Inc.	2,295	125,881
Synchrony Financial	804	29,161
Travelers Cos., Inc. (The) (b)	1,671	204,564
Unum Group	908	39,888
US Bancorp	312	16,027
Wells Fargo & Co.	2,589	142,680

		4,315,477

Health Care — (16.0%)
Abbott Laboratories	1,058	40,638
AbbVie, Inc. (b)	1,315	82,345
Aetna, Inc.	1,871	232,023
Amgen, Inc.	705	103,078
Anthem, Inc.	1,656	238,083
Baxter International, Inc.	2,273	100,785
Becton Dickinson and Co. (b)	54	8,940
Bio-Rad Laboratories, Inc. (a)	238	43,383

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR US EQUITY ETF

CONTINUED

	Shares	Value

Health Care — (Continued)
Biogen, Inc. (a)	339	$96,134
Boston Scientific Corp. (a)	3,041	65,777
Bristol-Myers Squibb Co.	661	38,629
Cardinal Health, Inc. (b)	1,989	143,148
Centene Corp. (a)	1,099	62,104
Cerner Corp. (a)(b)	145	6,869
Cigna Corp.	275	36,682
CR Bard, Inc.	219	49,201
Danaher Corp. (b)	878	68,343
DaVita HealthCare Partners, Inc. (a)	1,632	104,774
Edwards Lifesciences Corp. (a)	994	93,138
Eli Lilly & Co.	1,295	95,247
Express Scripts Holding Co. (a)(b)	2,556	175,827
Gilead Sciences, Inc.	1,702	121,880
HCA Holdings, Inc. (a)	2,998	221,912
Henry Schein, Inc. (a)(b)	368	55,829
Humana, Inc.	1,078	219,944
IDEXX Laboratories, Inc. (a)(b)	95	11,141
Intuitive Surgical, Inc. (a)	56	35,514
Johnson & Johnson	1,671	192,516
Laboratory Corp. of America Holdings (a)	140	17,973
McKesson Corp. (b)	513	72,051
Merck & Co., Inc.	2,985	175,727
Molina Healthcare, Inc. (a)(b)	1,919	104,125
PAREXEL International Corp. (a)	1,455	95,623
Patterson Cos., Inc. (b)	365	14,976
Pfizer, Inc. (b)	3,508	113,940
Quest Diagnostics, Inc.	1,302	119,654
Quintiles Transnational Holdings, Inc. (a)(b)	367	27,910
St Jude Medical, Inc.	1,214	97,351
Stryker Corp. (b)	821	98,364
United Therapeutics Corp. (a)	424	60,814
UnitedHealth Group, Inc.	1,510	241,660
Varian Medical Systems, Inc. (a)(b)	453	40,670
VCA, Inc. (a)	8	549
WellCare Health Plans, Inc. (a)	1,914	262,371
Zoetis, Inc.	859	45,982

		4,333,624

Industrials — (10.3%)
3M Co. (b)	519	92,678
American Airlines Group, Inc. (b)	496	23,158
Boeing Co. (The) (b)	563	87,648
Caterpillar, Inc. (b)	749	69,462
CH Robinson Worldwide, Inc. (b)	246	18,022
CSX Corp.	932	33,487
Cummins, Inc.	1,467	200,495
Deere & Co. (b)	145	14,941
Delta Air Lines, Inc.	2,554	125,631
Deluxe Corp.	423	30,291
Eaton Corp. PLC	1,975	132,503
Emerson Electric Co. (b)	2,600	144,950
FedEx Corp. (b)	220	40,964

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR US EQUITY ETF

CONTINUED

	Shares	Value

Industrials — (Continued)
Fluor Corp. (b)	297	$15,598
General Dynamics Corp.	451	77,870
HD Supply Holdings, Inc. (a)	163	6,929
Honeywell International, Inc.	301	34,871
Huntington Ingalls Industries, Inc.	442	81,412
Illinois Tool Works, Inc. (b)	648	79,354
Ingersoll-Rand PLC (b)	1,170	87,797
Jacobs Engineering Group, Inc. (a)	315	17,955
JetBlue Airways Corp. (a)(b)	1,521	34,101
Lockheed Martin Corp. (b)	371	92,728
LSC Communications, Inc.	660	19,589
ManpowerGroup, Inc.	745	66,208
MSC Industrial Direct Co., Inc.	337	31,135
Norfolk Southern Corp.	209	22,587
Northrop Grumman Corp.	633	147,223
PACCAR, Inc. (b)	766	48,947
Parker-Hannifin Corp. (b)	154	21,560
Pitney Bowes, Inc. (b)	2,503	38,021
Raytheon Co.	417	59,214
Republic Services, Inc.	197	11,239
Robert Half International, Inc. (b)	800	39,024
Rockwell Automation, Inc.	128	17,203
RR Donnelley & Sons Co.	1,760	28,723
Southwest Airlines Co.	3,126	155,800
Spirit AeroSystems Holdings, Inc. (a)	798	46,563
Stanley Black & Decker, Inc.	695	79,709
United Continental Holdings, Inc. (a)	1,581	115,223
United Parcel Service, Inc.	1,079	123,696
United Rentals, Inc. (a)(b)	307	32,413
United Technologies Corp.	359	39,354
Waste Management, Inc.	792	56,161
WW Grainger, Inc. (b)	271	62,940

		2,805,377

Information Technology — (18.4%)
Accenture PLC (b)	628	73,558
Activision Blizzard, Inc. (b)	645	23,291
Alphabet, Inc. (a)	35	27,736
Amphenol Corp.	121	8,131
Analog Devices, Inc.	1,151	83,586
Apple, Inc.	1,406	162,843
Applied Materials, Inc.	4,535	146,344
Arrow Electronics, Inc. (a)	2,157	153,794
Automatic Data Processing, Inc. (b)	147	15,109
Avnet, Inc.	2,007	95,553
Booz Allen Hamilton Holding Corp.	1,009	36,395
Broadcom Ltd.	83	14,672
Broadridge Financial Solutions, Inc.	161	10,674
Brocade Communications Systems, Inc.	8,799	109,899
CA, Inc.	748	23,764
CDW Corp.	233	12,137
Cisco Systems, Inc. (b)	6,077	183,647
Cognizant Technology Solutions Corp. (a)	654	36,644

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR US EQUITY ETF

CONTINUED

	Shares	Value

Information Technology — (Continued)
Computer Sciences Corp. (b)	1,129	$67,085
Corning, Inc.	4,440	107,759
DST Systems, Inc.	90	9,643
eBay, Inc. (a)	2,378	70,603
Electronic Arts, Inc. (a)	1,966	154,842
First Solar, Inc. (a)(b)	2,870	92,098
Fiserv, Inc. (a)	17	1,807
Flextronics International Ltd. (a)	12,694	182,413
Genpact Ltd. (a)	3,382	82,318
Hewlett Packard Enterprise Co.	10,721	248,084
HP, Inc.	20,530	304,665
IAC/InterActiveCorp	176	11,403
Integrated Device Technology, Inc. (a)(b)	1,066	25,115
Intel Corp.	7,509	272,351
International Business Machines Corp. (b)	1,326	220,103
Intuit, Inc.	625	71,631
Jabil Circuit, Inc.	3,259	77,141
Keysight Technologies, Inc. (a)	4,913	179,668
Lam Research Corp. (b)	109	11,525
Leidos Holdings, Inc. (b)	678	34,673
Micron Technology, Inc. (a)	6,185	135,575
Microsoft Corp.	1,123	69,783
NetApp, Inc. (b)	3,268	115,262
NVIDIA Corp.	2,693	287,451
ON Semiconductor Corp. (a)	367	4,683
Oracle Corp. (b)	1,511	58,098
Paychex, Inc. (b)	1,083	65,933
QUALCOMM, Inc.	956	62,331
Seagate Technology PLC (b)	1,943	74,164
SYNNEX Corp.	120	14,522
Syntel, Inc. (b)	51	1,009
TE Connectivity Ltd.	620	42,954
Teradyne, Inc.	332	8,433
Texas Instruments, Inc.	1,906	139,081
Versum Materials, Inc. (a)(b)	30	842
VMware, Inc. (a)(b)	3,111	244,929
Western Digital Corp. (b)	1,708	116,059
Western Union Co. (The) (b)	3,441	74,739
Xerox Corp.	1,871	16,334

		4,974,886

Materials — (5.2%)
AdvanSix, Inc. (a)	11	244
Air Products & Chemicals, Inc.	59	8,485
AptarGroup, Inc. (b)	125	9,181
Avery Dennison Corp.	1,169	82,087
Bemis Co., Inc. (b)	652	31,179
Dow Chemical Co. (The)	3,582	204,962
EI du Pont de Nemours & Co.	688	50,499
International Paper Co.	2,827	150,001
LyondellBasell Industries NV (b)	2,895	248,333
Monsanto Co.	624	65,651
Newmont Mining Corp. (b)	285	9,710

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR US EQUITY ETF

CONTINUED

	Shares	Value

Materials — (Continued)
Nucor Corp.	1,213	$72,198
Packaging Corp. of America	835	70,825
PPG Industries, Inc.	409	38,757
Reliance Steel & Aluminum Co.	1,694	134,741
Scotts Miracle-Gro Co. (The)	519	49,590
Sherwin-Williams Co. (The)	320	85,997
Sonoco Products Co. (b)	1,276	67,245
Valspar Corp. (The)	44	4,559
WestRock Co.	246	12,489

		1,396,733

Real Estate — (2.3%)
Chimera Investment Corp. (b)	2,675	45,529
CoreCivic, Inc.	7,778	190,250
Crown Castle International Corp.	136	11,801
EPR Properties	32	2,297
Equity Residential (b)	797	51,295
Hospitality Properties Trust	942	29,899
Howard Hughes Corp. (The) (a)(b)	224	25,558
Lamar Advertising Co.	363	24,408
Liberty Property Trust	598	23,621
Medical Properties Trust, Inc.	3,127	38,462
Piedmont Office Realty Trust, Inc.	729	15,243
Prologis, Inc. (b)	744	39,276
Realty Income Corp.	80	4,598
Senior Housing Properties Trust	1,791	33,904
Ventas, Inc. (b)	766	47,890
Welltower, Inc.	702	46,985

		631,016

Telecommunication Services — (2.3%)
AT&T, Inc. (b)	4,016	170,801
CenturyLink, Inc.	4,454	105,916
Sprint Corp. (a)(b)	12,370	104,156
T-Mobile US, Inc. (a)(b)	1,740	100,067
Verizon Communications, Inc.	2,864	152,880

		633,820

Utilities — (2.6%)
American Electric Power Co., Inc.	887	55,845
Consolidated Edison, Inc.	1,000	73,680
DTE Energy Co. (b)	645	63,539
Edison International (b)	1,003	72,206
Exelon Corp.	2,996	106,328
NextEra Energy, Inc. (b)	129	15,410
PG&E Corp.	647	39,318
PPL Corp.	1,716	58,430
Public Service Enterprise Group, Inc.	2,717	119,222
Southern Co. (The) (b)	695	34,187

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR US EQUITY ETF

CONTINUED

	Shares	Value

Utilities — (Continued)
Xcel Energy, Inc.	1,491	$60,684

		698,849

TOTAL COMMON STOCKS		27,080,567

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.9%) (Cost $24,191,305)		27,080,567

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (0.1%) (Cost $22,654)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%*	22,654	22,654

TOTAL INVESTMENTS — (100.0%) (Cost $24,213,959)		27,103,221

OTHER ASSETS & LIABILITIES — (—%)		10,574

NET ASSETS — (100.0%)		$27,113,795

*	Represents the current daily yield at period end.

(a)	Non-income producing security.

(b)	Represents entire or partial securities on loan. See Note 2 for securities lending information.

PLC = Public Limited Company

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR US EQUITY ETF

CONTINUED

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total

Securities Lending Transactions[1]
Equity Securities	$22,654	$22,654

Total Borrowings	$22,654	$22,654

Gross amount of recognized liabilities for securities lending transactions		$22,654

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(UNAUDITED)

	Shares	Value
COMMON STOCKS — (99.3%)

Australia — (7.7%)
Adelaide Brighton Ltd.	19,005	$74,725
AGL Energy Ltd.	5,805	92,853
Amcor Ltd.	16,239	175,792
Ansell Ltd.	7,974	142,675
AusNet Services	8,347	9,550
Australia & New Zealand Banking Group Ltd.	3,479	76,632
BlueScope Steel Ltd.	7,016	47,145
Brambles Ltd.	8,189	73,528
Caltex Australia Ltd.	5,692	125,543
CIMIC Group Ltd.	8,669	219,326
Coca-Cola Amatil Ltd.	8,714	63,855
Cochlear Ltd.	870	77,202
Commonwealth Bank of Australia	324	19,334
CSL Ltd.	1,791	130,218
Dexus Property Group	10,062	70,090
Flight Centre Travel Group Ltd. (a)	1,320	29,917
GPT Group (The)	25,064	91,289
Insurance Australia Group Ltd. (a)	10,187	44,185
Macquarie Group Ltd.	854	53,873
Mirvac Group	27,845	42,946
Newcrest Mining Ltd.	1,781	26,115
Orora Ltd.	13,965	30,235
Qantas Airways Ltd. (b)	28,792	69,425
QBE Insurance Group Ltd.	12,235	110,033
Rio Tinto Ltd. (a)	1,300	56,386
Scentre Group	21,695	72,891
Sonic Healthcare Ltd.	6,835	105,913
Stockland (a)	22,254	73,803
Suncorp Group Ltd.	3,261	31,925
Tabcorp Holdings Ltd.	32,944	114,741
Telstra Corp. Ltd.	41,549	153,437
Vicinity Centres	18,653	40,385
Wesfarmers Ltd.	4,771	145,580
Westfield Corp.	6,328	42,980
Woolworths Ltd.	720	12,565

		2,747,092

Austria — (1.1%)
BUWOG AG (b)	4,949	115,309
Lenzing AG	289	35,054
Oesterreichische Post AG (b)	440	14,800
Telekom Austria AG (b)	3,794	22,450
UNIQA Insurance Group AG (a)	27,923	212,053

		399,666

Belgium — (1.6%)
Ackermans & van Haaren NV	206	28,702
Ageas	3,141	124,601
bpost SA	2,697	64,005
Cie d’Entreprises CFE	464	50,629
Colruyt SA	795	39,415

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

Belgium — (Continued)
Elia System Operator SA	1,006	$52,720
Groupe Bruxelles Lambert SA	767	64,493
Proximus SADP	4,138	119,414
Sofina SA	250	33,053

		577,032

Britain — (0.5%)
JD Sports Fashion PLC	41,020	161,132

		161,132

Canada — (12.8%)
Agnico Eagle Mines Ltd.	491	20,668
Agrium, Inc. (a)	1,694	170,480
Alimentation Couche-Tard, Inc. (a)	2,273	103,188
Bank of Montreal (a)	4,181	301,077
Bank of Nova Scotia (The)	2,919	162,727
BCE, Inc.	3,276	141,759
Canadian Apartment Properties REIT	2,577	60,281
Canadian Imperial Bank of Commerce (a)	2,030	165,845
Canadian Tire Corp. Ltd. (a)	540	56,080
CCL Industries, Inc.	638	125,502
CGI Group, Inc. (b)	3,779	181,588
Cominar Real Estate Investment Trust	4,118	45,201
Dollarama, Inc.	430	31,545
Emera, Inc. (a)	586	19,834
Enbridge, Inc. (a)	566	23,846
Fairfax Financial Holdings Ltd.	314	151,843
First Capital Realty, Inc. (a)	234	3,607
Genworth MI Canada, Inc. (a)	3,245	81,449
George Weston Ltd. (a)	1,411	119,515
Great-West Lifeco, Inc. (a)	5,822	152,686
H&R Real Estate Investment Trust	107	1,785
Hydro One Ltd. (c)	9,439	165,968
Imperial Oil Ltd. (a)	1,773	61,755
Industrial Alliance Insurance & Financial Services, Inc.	3,015	120,033
Intact Financial Corp.	698	50,019
Loblaw Cos. Ltd.	1,626	85,892
Magna International, Inc.	3,003	130,551
Manulife Financial Corp. (a)	10,726	191,237
Metro, Inc.	1,011	30,276
National Bank of Canada	1,373	55,829
Open Text Corp. (a)	425	26,279
Pembina Pipeline Corp. (a)	960	30,037
Peyto Exploration & Development Corp. (a)	1,098	27,191
Potash Corp. of Saskatchewan, Inc.	3,579	64,825
Power Corp. of Canada	6,442	144,351
Power Financial Corp. (a)	4,903	122,698
RioCan Real Estate Investment Trust	353	7,010
Ritchie Bros Auctioneers, Inc.	138	4,687
Rogers Communications, Inc. (a)	3,077	118,831
Royal Bank of Canada (a)	3,310	224,287
Saputo, Inc.	107	3,791

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

Canada — (Continued)
Shaw Communications, Inc. (a)	1,599	$32,122
Smart Real Estate Investment Trust	2,332	56,150
SNC-Lavalin Group, Inc.	1,436	61,882
Sun Life Financial, Inc. (a)	5,807	223,221
Suncor Energy, Inc.	1,824	59,710
TELUS Corp.	3,337	106,377
Thomson Reuters Corp. (a)	719	31,504
Toronto-Dominion Bank (The)	2,198	108,536
TransCanada Corp. (a)	1,551	70,018

		4,535,573

Denmark — (1.1%)
AP Moeller - Maersk A/S	11	17,586
Coloplast A/S (a)	685	46,282
ISS A/S	3,209	108,521
Novo Nordisk A/S	2,081	75,186
Pandora A/S	148	19,399
Rockwool International A/S	198	34,996
Topdanmark A/S (b)	332	8,444
William Demant Holding A/S (a)(b)	4,415	76,907

		387,321

Finland — (0.4%)
Elisa Oyj	451	14,713
Neste Oyj	2,220	85,467
Orion Oyj	1,244	55,489

		155,669

France — (7.8%)
Aeroports de Paris	75	8,053
Air Liquide SA	35	3,900
Airbus Group SE	1,001	66,347
Amundi SA (a)(c)	1,810	94,930
Aroundtown Property Holdings PLC (a)	20,443	92,071
Atos SE	449	47,477
AXA SA	4,149	104,962
BioMerieux	759	113,599
Bouygues SA	4,521	162,344
Capgemini SA	401	33,900
Christian Dior SE	532	111,804
Cie Generale des Etablissements Michelin	1,648	183,731
CNP Assurances	14,146	262,601
Dassault Systemes	325	24,815
Electricite de France SA	6,747	68,887
Elior Participations SCA (c)	2,142	49,071
Essilor International SA	200	22,645
Euler Hermes Group	988	87,015
Gecina SA	119	16,499
Hermes International	91	37,433
Ipsen SA	1,389	100,649
Orange SA	2,870	43,697
Rubis SCA	1,273	105,173

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

France — (Continued)
SCOR SE	6,026	$208,665
Societe BIC SA	422	57,485
Sodexo SA	708	81,546
Suez	3,890	57,503
Thales SA	1,693	164,516
TOTAL SA	1,928	99,075
Veolia Environnement SA	2,471	42,157
Worldline SA (b)(c)	7,119	201,085

		2,753,635

Germany — (5.9%)
adidas AG	35	5,543
Allianz SE	982	162,615
BASF SE	597	55,607
Carl Zeiss Meditec AG	1,189	43,893
Celesio AG	9,711	263,186
Covestro AG (c)	2,450	168,434
Deutsche Lufthansa AG (a)	3,436	44,468
Deutsche Post AG	633	20,854
Deutsche Telekom AG	1,960	33,811
Deutsche Wohnen AG	1,063	33,457
DMG Mori AG	185	8,422
Evonik Industries AG	2,973	88,993
Fielmann AG (a)	47	3,111
Fresenius Medical Care AG & Co. KGaA	705	59,822
Fresenius SE & Co. KGaA	935	73,235
Grand City Properties SA	4,655	84,891
Hannover Rueck SE	2,398	260,011
Hella KGaA Hueck & Co.	1,350	51,040
HOCHTIEF AG (a)	148	20,769
K+S AG (a)	827	19,792
Krones AG (a)	316	28,964
Linde AG	103	16,959
MAN SE	149	14,825
Merck KGaA	1,329	138,985
Muenchener Rueckversicherungs-Gesellschaft AG	1,083	205,213
OSRAM Licht AG	685	35,999
Suedzucker AG	329	7,874
Talanx AG (b)	4,834	161,984

		2,112,757

Hong Kong — (5.0%)
BOC Hong Kong Holdings Ltd.	1,500	5,369
Champion REIT	440,944	238,866
China Huarong Asset Management Co. Ltd. (b)(c)	281,630	101,346
CLP Holdings Ltd.	3,328	30,584
Dairy Farm International Holdings Ltd.	27,564	198,185
Dali Foods Group Co. Ltd. (c)	188,228	99,538
Hang Seng Bank Ltd.	2,436	45,338
HK Electric Investments & HK Electric Investments Ltd. (c)	170,243	140,531
HKT Trust & HKT Ltd.	117,423	144,031
Hongkong Land Holdings Ltd.	2,622	16,597

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

Hong Kong — (Continued)
Jardine Matheson Holdings Ltd.	926	$51,161
Jardine Strategic Holdings Ltd.	1,192	39,574
Link REIT	38,718	251,690
New World Development Co. Ltd.	35,040	37,060
PCCW Ltd.	79,163	42,884
SmarTone Telecommunications Holdings Ltd.	32,422	43,574
Swire Pacific Ltd.	6,388	61,011
VTech Holdings Ltd.	6,583	88,049
WH Group Ltd. (c)	28,000	22,644
Wheelock & Co. Ltd.	9,401	52,927
Yue Yuen Industrial Holdings Ltd.	13,798	50,098

		1,761,057

Ireland — (1.0%)
ICON PLC (a)(b)	2,727	205,070
Kerry Group PLC	929	66,533
Ryanair Holdings PLC (b)	1,078	89,754

		361,357

Israel — (2.4%)
Bank Hapoalim BM	4,925	29,317
Bank Leumi Le-Israel BM (b)	16,614	68,465
Bezeq The Israeli Telecommunication Corp. Ltd.	92,030	175,038
Check Point Software Technologies Ltd. (a)(b)	319	26,943
Elbit Systems Ltd.	1,026	103,969
Mizrahi Tefahot Bank Ltd.	18,351	268,686
Taro Pharmaceutical Industries Ltd. (a)(b)	1,269	133,588
Teva Pharmaceutical Industries Ltd.	952	34,210

		840,216

Italy — (2.5%)
Ansaldo STS SpA	5,776	72,132
Assicurazioni Generali SpA	3,107	46,273
Brembo SpA	305	18,498
DiaSorin SpA	1,139	67,577
Enel SpA	3,831	16,923
Eni SpA	4,717	76,967
FinecoBank Banca Fineco SpA	3,019	16,972
Hera SpA	23,477	54,279
Italgas SpA (b)	1,848	7,286
Parmalat SpA	36,858	115,151
Poste Italiane SpA (c)	8,647	57,504
Recordati SpA	6,018	170,874
Snam SpA	14,817	61,169
Terna Rete Elettrica Nazionale SpA	16,303	74,835
UnipolSai SpA (a)	18,288	39,157

		895,597

Japan — (19.6%)
Advance Residence Investment Corp.	3	7,948
Aeon Co. Ltd.	10,312	146,411
Aisin Seiki Co. Ltd.	2,050	89,111

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

Japan — (Continued)
Ajinomoto Co., Inc.	1,753	$35,380
Alfresa Holdings Corp.	1,882	31,207
ANA Holdings, Inc.	1,000	2,699
Aoyama Trading Co. Ltd.	830	28,963
Aozora Bank Ltd. (a)	31,887	112,911
Asahi Group Holdings Ltd.	200	6,327
Asahi Kasei Corp.	15,094	131,936
Astellas Pharma, Inc.	5,686	79,146
Azbil Corp.	1,200	33,849
Bandai Namco Holdings, Inc.	2,522	69,734
Benesse Holdings, Inc. (a)	1,481	40,887
Bic Camera, Inc.	4,383	40,209
Bridgestone Corp.	2,612	94,371
Brother Industries Ltd.	2,500	45,205
Canon Marketing Japan, Inc.	6,975	117,571
Canon, Inc. (a)	5,183	146,423
Citizen Holdings Co. Ltd.	7,181	43,036
Coca-Cola East Japan Co. Ltd.	1,400	30,920
COMSYS Holdings Corp.	560	10,280
CyberAgent, Inc. (a)	1,560	38,627
Dai-ichi Life Insurance Co. Ltd. (The)	2,100	35,038
Daiichi Sankyo Co. Ltd.	4,515	92,576
Daito Trust Construction Co. Ltd.	349	52,604
Daiwa House Industry Co. Ltd.	818	22,415
Daiwa Securities Group, Inc.	9,223	56,958
Ebara Corp.	3,119	89,049
FamilyMart Co. Ltd. (a)	1,000	66,704
Fuji Heavy Industries Ltd.	2,040	83,465
FUJIFILM Holdings Corp.	1,380	52,474
Fujitsu Ltd.	15,694	87,394
GungHo Online Entertainment, Inc. (a)(b)	6,400	13,663
Heiwa Corp.	1,097	25,131
Hikari Tsushin, Inc.	531	49,579
HIS Co. Ltd. (a)	1,060	27,946
Hisamitsu Pharmaceutical Co., Inc.	497	24,928
Hitachi Chemical Co. Ltd.	369	9,248
Hitachi High-Technologies Corp.	1,707	69,006
Hitachi Ltd.	14,222	77,064
Hitachi Transport System Ltd.	1,034	21,037
House Foods Group, Inc. (a)	2,350	48,799
Hoya Corp.	2,348	98,864
Ito En Ltd.	3,200	106,589
ITOCHU Corp.	3,443	45,814
Itochu Techno-Solutions Corp.	5,726	149,244
Japan Airlines Co. Ltd.	5,863	171,665
Japan Post Insurance Co. Ltd.	100	2,146
Japan Tobacco, Inc.	321	10,579
K’s Holdings Corp.	5,900	103,548
Kaken Pharmaceutical Co. Ltd.	162	8,612
Kaneka Corp.	3,209	26,193
Kao Corp.	496	23,564
KDDI Corp. (a)	3,500	88,809
Kirin Holdings Co. Ltd.	188	3,065

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

Japan — (Continued)
Konica Minolta, Inc.	1,038	$10,332
Kuraray Co. Ltd. (a)	1,618	24,360
Kurita Water Industries Ltd.	210	4,634
Lawson, Inc.	1,148	80,808
Lion Corp. (a)	2,443	40,216
Medipal Holdings Corp.	5,840	92,280
MEIJI Holdings Co. Ltd.	439	34,477
Mitsubishi Electric Corp.	6,876	96,064
Mitsubishi Tanabe Pharma Corp.	6,300	123,856
Mitsubishi UFJ Financial Group, Inc. (a)	6,793	41,946
Mixi, Inc.	2,170	79,444
MS&AD Insurance Group Holdings, Inc.	495	15,380
Nichirei Corp.	901	18,694
Nihon Kohden Corp.	1,389	30,808
Nikon Corp. (a)	2,427	37,809
Nippo Corp.	4,184	78,238
Nippon Telegraph & Telephone Corp.	3,478	146,474
Nipro Corp.	6,600	72,318
Nissan Motor Co. Ltd. (a)	3,070	30,941
NTT DOCOMO, Inc.	5,824	132,973
Osaka Gas Co. Ltd.	16,918	65,215
Otsuka Corp.	1,078	50,464
Otsuka Holdings Co. Ltd.	5,320	232,304
Panasonic Corp.	10,389	105,952
Park24 Co. Ltd.	1,932	52,509
Recruit Holdings Co. Ltd.	5,918	237,968
Ricoh Co. Ltd. (a)	7,343	62,202
Rohto Pharmaceutical Co. Ltd.	2,928	46,141
Sankyo Co. Ltd.	1,652	53,469
Santen Pharmaceutical Co. Ltd.	201	2,464
Sawai Pharmaceutical Co. Ltd.	455	24,499
Seiko Epson Corp.	4,333	91,946
Sekisui Chemical Co. Ltd.	2,786	44,524
Sekisui House Ltd.	2,846	47,472
Seven & i Holdings Co. Ltd.	800	30,543
Shimamura Co. Ltd.	1,453	181,757
Skylark Co. Ltd. (a)	3,348	44,320
Square Enix Holdings Co. Ltd.	800	20,611
Sugi Holdings Co. Ltd.	1,248	59,492
Sumitomo Dainippon Pharma Co. Ltd. (a)	634	10,926
Sumitomo Forestry Co. Ltd.	2,329	30,911
Sumitomo Rubber Industries Ltd.	1,521	24,204
Sundrug Co. Ltd.	413	28,646
Suntory Beverage & Food Ltd. (a)	1,857	77,299
Suzuken Co. Ltd.	1,524	49,914
Terumo Corp. (a)	200	7,399
Toho Gas Co. Ltd. (a)	14,058	114,624
Tokyo Electron Ltd.	900	85,227
Tokyo Gas Co. Ltd.	19,188	87,011
Toyo Suisan Kaisha Ltd.	291	10,566
Tsumura & Co.	6,560	181,105
Tsuruha Holdings, Inc.	433	41,208
TV Asahi Holdings Corp.	1,197	23,697

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

Japan — (Continued)
Ube Industries Ltd.	47,848	$100,508
West Japan Railway Co.	933	57,379
Yamada Denki Co. Ltd. (a)	5,557	30,016
Yamazaki Baking Co. Ltd. (a)	6,107	118,229
Zensho Holdings Co. Ltd.	800	13,210

		6,964,904

Netherlands — (2.5%)
Aegon NV	4,538	25,024
Akzo Nobel NV	694	43,473
GrandVision NV (c)	3,367	74,241
Heineken Holding NV	920	64,180
Koninklijke Ahold Delhaize NV	8,080	170,703
Koninklijke DSM NV	628	37,729
NN Group NV	8,126	275,940
RELX NV	6,707	113,117
Unilever NV	654	26,982
Wolters Kluwer NV	1,304	47,341

		878,730

New Zealand — (2.0%)
Air New Zealand Ltd.	131,528	201,313
Fisher & Paykel Healthcare Corp. Ltd.	20,140	119,652
Fletcher Building Ltd.	19,869	146,859
Meridian Energy Ltd.	22,630	41,028
Spark New Zealand Ltd.	63,972	152,112
Z Energy Ltd.	9,834	49,784

		710,748

Norway — (0.5%)
Leroy Seafood Group ASA	461	25,766
Salmar ASA	856	25,667
Statoil ASA	3,321	61,114
TGS Nopec Geophysical Co. ASA	389	8,663
Yara International ASA	1,705	67,347

		188,557

Portugal — (0.1%)
Galp Energia SGPS SA	1,127	16,868
Jeronimo Martins SGPS SA	1,935	30,083

		46,951

Singapore — (2.8%)
ComfortDelGro Corp. Ltd.	22,653	38,730
DBS Group Holdings Ltd.	8,810	105,742
Keppel Corp. Ltd. (a)	1,175	4,709
Keppel REIT (a)	88,143	62,231
M1 Ltd. (a)	87,700	118,981
Mapletree Commercial Trust	25,183	24,317
Mapletree Greater China Commercial Trust (a)	66,400	43,663
Mapletree Industrial Trust (a)	45,140	51,398
Oversea-Chinese Banking Corp. Ltd. (a)	20,832	128,623

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

Singapore — (Continued)
SATS Ltd.	22,934	$76,992
Singapore Airlines Ltd. (a)	17,114	114,551
StarHub Ltd.	47,909	93,185
United Overseas Bank Ltd.	3,060	43,209
Wilmar International Ltd.	17,602	43,740
Yangzijiang Shipbuilding Holdings Ltd.	102,758	57,969

		1,008,040

Spain — (2.6%)
ACS Actividades de Construccion y Servicios SA	1,903	60,256
Aena SA (c)	533	72,887
Amadeus IT Holding SA	1,306	59,467
Bolsas y Mercados Espanoles SHMSF SA	205	6,053
Cia de Distribucion Integral Logista Holdings SA	7,684	178,303
Distribuidora Internacional de Alimentacion SA (a)	11,066	54,449
Ebro Foods SA	2,467	51,794
Endesa SA (a)	6,658	141,328
Gas Natural SDG SA	4,537	85,707
Grupo Catalana Occidente SA	181	5,939
Iberdrola SA	8,669	57,001
Prosegur Cia de Seguridad SA	6,850	42,917
Red Electrica Corp. SA	3,722	70,370
Viscofan SA (a)	475	23,472

		909,943

Sweden — (1.7%)
Axfood AB	7,947	125,268
Hennes & Mauritz AB	1,338	37,321
ICA Gruppen AB (a)	346	10,584
Investor AB	1,069	40,067
L E Lundbergforetagen AB	445	27,358
Securitas AB	1,731	27,324
Skandinaviska Enskilda Banken AB	907	9,540
Swedbank AB	3,324	80,606
Tele2 AB (a)	12,135	97,579
Telefonaktiebolaget LM Ericsson	16,444	96,840
Unibet Group PLC	5,108	48,102

		600,589

Switzerland — (7.1%)
ABB Ltd. (b)	2,394	50,596
Actelion Ltd. (b)	347	75,283
Allreal Holding AG (b)	110	16,375
Baloise Holding AG	1,255	158,426
Banque Cantonale Vaudoise	191	121,213
Emmi AG (b)	201	121,923
Galenica AG	10	11,305
Georg Fischer AG	11	9,026
Givaudan SA	27	49,572
Helvetia Holding AG	212	114,411
Kuehne + Nagel International AG	1,041	137,865
Nestle SA	1,149	82,584

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

Switzerland — (Continued)
Novartis AG	493	$35,944
Panalpina Welttransport Holding AG	311	38,923
Pargesa Holding SA	2,272	148,210
Roche Holding AG	908	207,803
SFS Group AG (b)	1,324	108,254
SGS SA	23	46,889
Sika AG	24	115,519
Swiss Life Holding AG (b)	1,028	291,504
Swiss Prime Site AG (b)	160	13,122
Swiss Re AG	1,686	160,082
UBS Group AG	12,085	189,655
Zurich Insurance Group AG (b)	752	207,469

		2,511,953

United Kingdom — (10.6%)
Admiral Group PLC	379	8,556
Aggreko PLC (a)	2,578	29,243
AstraZeneca PLC	2,109	115,641
BAE Systems PLC	5,105	37,312
Beazley PLC	23,971	114,777
Berendsen PLC	6,562	70,583
BP PLC	16,631	104,723
British American Tobacco PLC	178	10,165
British Land Co. PLC (The)	4,345	33,797
Britvic PLC	4,813	33,721
BT Group PLC	14,121	64,019
Carnival PLC	325	16,565
Centrica PLC	3,168	9,164
Compass Group PLC	7,721	143,202
Croda International PLC	242	9,557
Daily Mail & General Trust PLC	2,566	24,636
DCC PLC	862	64,334
Direct Line Insurance Group PLC	19,036	86,890
GlaxoSmithKline PLC	8,186	157,997
Great Portland Estates PLC	895	7,393
Hiscox Ltd.	1,049	13,182
HSBC Holdings PLC	14,876	120,748
Imperial Brands PLC	635	27,796
Indivior PLC	62,774	229,752
InterContinental Hotels Group PLC	376	16,902
J Sainsbury PLC (a)	26,075	80,323
John Wood Group PLC	3,768	40,786
Kingfisher PLC	25,747	111,445
Land Securities Group PLC	5,777	76,095
Legal & General Group PLC	46,524	142,339
Marks & Spencer Group PLC	14,184	61,343
Mediclinic International PLC (a)	5,184	49,387
Mondi PLC	2,219	45,680
National Grid PLC	7,973	93,750
Next PLC	920	56,647
Old Mutual PLC	25,683	65,787
Pennon Group PLC	1,590	16,248
Polymetal International PLC (a)	1,202	12,699

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

	Shares	Value

United Kingdom — (Continued)
Randgold Resources Ltd.	414	$32,817
Reckitt Benckiser Group PLC	91	7,743
RELX PLC	9,116	163,218
Rentokil Initial PLC	28,263	77,599
Royal Dutch Shell PLC	5,702	165,855
Royal Mail PLC	29,323	167,432
Saga PLC	25,666	61,874
Sage Group PLC (The)	6,122	49,548
Segro PLC	7,525	42,595
Severn Trent PLC	547	15,019
Shaftesbury PLC	1,585	17,803
Shire PLC	257	14,875
Sky PLC	4,396	53,830
Smith & Nephew PLC	6,405	96,634
SSE PLC	4,157	79,771
TalkTalk Telecom Group PLC (a)	7,531	15,745
Unilever PLC	3,011	122,499
Vodafone Group PLC	21,929	54,152
WH Smith PLC	3,506	67,496
William Hill PLC	11,132	39,918
Wolseley PLC	222	13,611

		3,763,218

TOTAL COMMON STOCKS		35,271,737

LIMITED PARTNERSHIP — (0.4%)

Israel — (0.4%)
Isramco Negev 2 LP	908,948	155,874

		155,874

TOTAL LIMITED PARTNERSHIPS		155,874

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.7%) (Cost $34,444,801)		35,427,611

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (1.6%) (Cost $549,583)

State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%*	549,583	549,583

TOTAL INVESTMENTS — (101.3%) (Cost $34,994,384)		35,977,194

OTHER ASSETS & LIABILITIES — (-1.3%)		(447,875)

NET ASSETS — (100.0%)		$35,529,319

*	Represents the current daily yield at period end.

(a)	Represents entire or partial securities on loan. See Note 2 for securities lending information.

(b)	Non-income producing security.

(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

CONTINUED

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total

Securities Lending Transactions[1]
Equity Securities	$549,583	$549,583

Total Borrowings	$549,583	$549,583

Gross amount of recognized liabilities for securities lending transactions		$549,583

(1) Amounts	represent the payable for cash collateral received on securities on loan. This will generally be in the
“Overnight	and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(UNAUDITED)

	Shares	Value
COMMON STOCKS — (99.9%)

Brazil — (4.9%)
Ambev SA	19,873	$100,137
Banco Bradesco SA	12,929	115,200
Banco do Brasil SA	19,000	163,981
BB Seguridade Participacoes SA	1,798	15,634
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	9,797	49,667
BRF SA	4,284	63,509
CCR SA	5,128	25,146
Cielo SA	9,493	81,347
Embraer SA	15,719	77,274
Itau Unibanco Holding SA	18,359	190,940
Itausa - Investimentos Itau SA	26,044	66,256
JBS SA	32,460	113,695
Kroton Educacional SA	10,730	43,946
Lojas Renner SA	2,177	15,498
Petroleo Brasileiro SA (a)	27,825	127,126
Ultrapar Participacoes SA	3,003	63,157

		1,312,513

Chile — (4.8%)
Aguas Andinas SA	299,984	156,189
Banco de Credito e Inversiones	3,607	182,530
Cencosud SA	53,598	150,435
Cia Cervecerias Unidas SA (b)	4,253	89,228
Colbun SA	25,795	5,075
Empresa Nacional de Electricidad SA	120,872	79,752
Empresas CMPC SA	2,911	5,952
Empresas COPEC SA	9,251	88,650
Enersis Americas SA (b)	17,275	141,828
Itau CorpBanca	14,872,254	124,745
Latam Airlines Group SA (a)(b)	2,471	20,213
SACI Falabella	23,574	186,523
Sociedad Quimica y Minera de Chile SA	1,549	44,379

		1,275,499

China — (8.4%)
Agricultural Bank of China Ltd. H Shares	119,000	48,809
Baidu, Inc. ADR (a)	501	82,369
Bank of China Ltd. H Shares	343,000	152,186
Bank of Communications Co. Ltd. H Shares	179,000	129,520
China Construction Bank Corp. H Shares	191,000	147,072
China Life Insurance Co. Ltd. H Shares	37,000	96,399
China Merchants Bank Co. Ltd. H Shares	31,500	73,863
China Minsheng Banking Corp. Ltd. H Shares	67,000	71,639
China Pacific Insurance Group Co. Ltd. H Shares	14,600	50,938
China Petroleum & Chemical Corp. H Shares	286,000	202,885
China Shenhua Energy Co. Ltd.	94,500	177,953
China Telecom Corp. Ltd. H Shares	286,000	132,060
China Vanke Co. Ltd. H Shares	56,700	129,443
CITIC Securities Co. Ltd. H Shares	23,500	47,769
CNOOC Ltd.	83,000	103,842
Haitong Securities Co. Ltd. H Shares	14,400	24,702

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

CONTINUED

	Shares	Value

China — (Continued)
Industrial & Commercial Bank of China Ltd. H Shares	321,000	$192,522
NetEase, Inc. ADR	284	61,157
PetroChina Co. Ltd. H Shares	162,000	120,772
PICC Property & Casualty Co. Ltd. H Shares	56,000	87,252
Ping An Insurance Group Co. of China Ltd. H Shares	17,500	87,577
Tencent Holdings Ltd.	800	19,574

		2,240,303

Colombia — (3.8%)
Almacenes Exito SA	41,883	207,880
Banco Davivienda SA	21,485	214,707
Bancolombia SA	18,649	156,671
Corp. Financiera Colombiana SA	9,069	112,018
Ecopetrol SA (a)	132,762	61,030
Grupo Argos SA	7,291	46,826
Grupo de Inversiones Suramericana SA	3,054	38,862
Grupo Nutresa SA	21,859	181,309

		1,019,303

India — (5.1%)
Axis Bank Ltd.	3,621	118,769
HDFC Bank Ltd.	1,169	70,935
ICICI Bank Ltd. (b)	16,447	123,188
Infosys Ltd. (b)	12,334	182,913
Larsen & Toubro Ltd.	2,666	53,053
Mahindra & Mahindra Ltd.	6,361	111,954
Reliance Industries Ltd. (c)	2,642	83,355
State Bank of India	4,712	173,166
Tata Motors Ltd.	6,478	222,778
Tata Steel Ltd.	36,681	206,514

		1,346,625

Indonesia — (7.2%)
Astra International Tbk PT	260,900	160,248
Bank Central Asia Tbk PT	143,100	164,635
Bank Mandiri Persero Tbk PT	226,600	194,685
Bank Negara Indonesia Persero Tbk PT	388,200	159,199
Bank Rakyat Indonesia Persero Tbk PT	185,700	160,924
Bumi Serpong Damai Tbk PT	251,800	32,801
Indocement Tunggal Prakarsa Tbk PT	85,500	97,732
Indofood Sukses Makmur Tbk PT	118,600	69,765
Kalbe Farma Tbk PT	471,900	53,066
Lippo Karawaci Tbk PT	1,091,600	58,337
Matahari Department Store Tbk PT	33,700	37,834
Perusahaan Gas Negara Persero Tbk PT	597,000	119,644
Semen Indonesia Persero Tbk PT	179,500	122,242
Surya Citra Media Tbk PT	171,500	35,643
Telekomunikasi Indonesia Persero Tbk PT	830,700	245,403

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

CONTINUED

	Shares	Value

Indonesia — (Continued)
United Tractors Tbk PT	123,200	$194,322

		1,906,480

Malaysia — (7.2%)
AMMB Holdings Bhd	107,000	102,802
Axiata Group Bhd	83,000	87,329
British American Tobacco Malaysia Bhd	10,100	100,415
CIMB Group Holdings Bhd	133,000	133,712
DiGi.Com Bhd	88,700	95,502
Genting Bhd	7,900	14,088
Genting Malaysia Bhd	76,300	77,899
Hong Leong Bank Bhd	13,988	42,095
IJM Corp. Bhd	98,700	70,406
IOI Corp. Bhd	53,800	52,769
Kuala Lumpur Kepong Bhd	2,800	14,980
Malayan Banking Bhd	122,900	224,650
Maxis Bhd	54,900	73,184
MISC Bhd	32,200	52,757
Petronas Chemicals Group Bhd	86,600	134,745
Public Bank Bhd	39,500	173,638
RHB Bank Bhd	58,839	61,777
Sime Darby Bhd	53,500	96,601
Telekom Malaysia Bhd	39,100	51,860
Tenaga Nasional Bhd	57,700	178,785
UMW Holdings Bhd	42,000	42,786
YTL Corp. Bhd	104,700	36,176

		1,918,956

Mexico — (5.1%)
Alfa SAB de CV	40,099	50,023
America Movil SAB de CV	249,244	157,641
Arca Continental SAB de CV	18,891	99,097
Coca-Cola Femsa SAB de CV	36,096	230,174
Fibra Uno Administracion SA de CV	39,679	61,171
Gruma SAB de CV	10,156	129,701
Grupo Bimbo SAB de CV	25,585	58,382
Grupo Financiero Banorte SAB de CV	19,917	98,901
Grupo Mexico SAB de CV	51,286	140,479
Kimberly-Clark de Mexico SAB de CV	47,314	85,756
Mexichem SAB de CV	8,918	20,389
Nemak SAB de CV (b)(c)	30,816	27,702
Promotora y Operadora de Infraestructura SAB de CV	1,291	10,840
Wal-Mart de Mexico SAB de CV	100,538	180,809

		1,351,065

Philippines — (7.1%)
Aboitiz Equity Ventures, Inc.	117,140	166,830
Alliance Global Group, Inc.	554,400	142,524
Ayala Corp.	6,490	95,367
Ayala Land, Inc.	74,800	48,149
Bank of the Philippine Islands	118,640	211,923
BDO Unibank, Inc.	88,290	199,091

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

CONTINUED

	Shares	Value

Philippines — (Continued)
Energy Development Corp.	896,700	$92,894
GT Capital Holdings, Inc.	3,855	98,483
International Container Terminal Services, Inc.	51,600	74,682
JG Summit Holdings, Inc.	112,790	153,487
Jollibee Foods Corp.	14,310	55,844
Metro Pacific Investments Corp.	1,061,800	142,250
Metropolitan Bank & Trust Co.	100,410	146,639
PLDT, Inc.	3,435	94,318
SM Investments Corp.	7,125	93,877
Universal Robina Corp.	24,070	79,164

		1,895,522

Poland — (5.1%)
Alior Bank SA (a)	5,335	69,258
Asseco Poland SA	10,184	131,646
Bank Pekao SA	4,109	123,832
Bank Zachodni WBK SA	950	71,916
Cyfrowy Polsat SA (a)	1,314	7,744
Energa SA	36,882	80,403
Eurocash SA	4,742	44,690
KGHM Polska Miedz SA	1,080	23,927
LPP SA	8	10,873
mBank SA (a)	88	7,067
Orange Polska SA	66,219	87,408
PGE Polska Grupa Energetyczna SA	17,281	43,261
Polski Koncern Naftowy Orlen SA	11,215	229,174
Polskie Gornictwo Naftowe i Gazownictwo SA	86,823	117,101
Powszechna Kasa Oszczednosci Bank Polski SA (a)	14,462	97,492
Powszechny Zaklad Ubezpieczen SA	17,294	137,588
Tauron Polska Energia SA (a)	105,656	72,137

		1,355,517

Russia — (3.6%)
Gazprom PAO	8,348	42,157
Lukoil PJSC	1,698	95,258
Magnit PJSC	218	9,625
Mail.Ru Group Ltd. (a)	688	12,625
MMC Norilsk Nickel PJSC	3,648	61,250
Rosneft OAO	32,519	211,373
Sberbank of Russia	11,052	127,927
Surgutneftegas OAO	18,617	93,923
Tatneft PAO	4,689	193,280
Yandex NV (a)	5,651	113,755

		961,173

South Africa — (6.8%)
AngloGold Ashanti Ltd. (a)	1,417	15,810
Aspen Pharmacare Holdings Ltd. (a)	1,218	25,258
Barclays Africa Group Ltd.	10,669	131,609
Bidvest Group Ltd. (The)	25,490	337,847
FirstRand Ltd.	24,876	96,721
Gold Fields Ltd.	14,848	47,329

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

CONTINUED

	Shares	Value

South Africa — (Continued)
Growthpoint Properties Ltd.	38,911	$73,668
Mr Price Group Ltd.	3,836	44,756
MTN Group Ltd.	10,788	99,534
Nedbank Group Ltd.	7,079	123,270
Netcare Ltd.	47,205	109,909
Redefine Properties Ltd. (b)	97,196	79,534
Remgro Ltd.	2,676	43,648
RMB Holdings Ltd.	8,793	42,695
Sanlam Ltd.	18,057	83,056
Sasol Ltd.	3,850	112,304
Shoprite Holdings Ltd.	4,602	57,701
Standard Bank Group Ltd.	10,732	119,092
Tiger Brands Ltd.	2,195	63,856
Vodacom Group Ltd.	4,115	45,859
Woolworths Holdings Ltd.	9,890	51,363

		1,804,819

South Korea — (7.8%)
Amorepacific Corp.	69	18,367
AMOREPACIFIC Group	153	16,848
BNK Financial Group, Inc.	1,528	10,981
CJ Corp.	91	14,089
Coway Co. Ltd.	816	59,656
Dongbu Insurance Co. Ltd.	1,159	59,975
E-MART, Inc.	21	3,182
Hana Financial Group, Inc.	1,489	38,526
Hankook Tire Co. Ltd.	1,194	57,337
Hyundai Engineering & Construction Co. Ltd.	983	34,834
Hyundai Glovis Co. Ltd.	310	39,655
Hyundai Mobis Co. Ltd.	309	67,541
Hyundai Motor Co.	446	53,913
Hyundai Wia Corp.	283	17,105
Industrial Bank of Korea	3,881	40,809
Kangwon Land, Inc.	476	14,089
KB Financial Group, Inc.	839	29,731
Kia Motors Corp.	3,373	109,613
Korea Electric Power Corp.	1,945	70,937
Korea Zinc Co. Ltd.	156	61,351
KT&G Corp.	848	70,912
LG Chem Ltd.	471	101,781
LG Display Co. Ltd.	3,238	84,315
LG Electronics, Inc.	1,219	52,078
LG Household & Health Care Ltd.	105	74,503
LG Uplus Corp.	8,661	82,107
NAVER Corp.	44	28,233
NCSoft Corp.	91	18,648
POSCO	108	23,025
Samsung Electronics Co. Ltd.	194	289,442
Samsung Fire & Marine Insurance Co. Ltd.	231	51,352
Samsung Life Insurance Co. Ltd.	776	72,280
Shinhan Financial Group Co. Ltd.	1,548	57,995
SK Holdings Co. Ltd.	324	61,565
SK Hynix, Inc.	2,526	93,486

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

CONTINUED

	Shares	Value

South Korea — (Continued)
SK Telecom Co. Ltd.	420	$77,894

		2,058,155

Taiwan — (9.6%)
Acer, Inc. (a)	37,000	15,039
Advanced Semiconductor Engineering, Inc.	14,000	14,357
Asustek Computer, Inc.	5,000	41,112
AU Optronics Corp.	108,000	39,542
Catcher Technology Co. Ltd.	3,000	20,851
Cathay Financial Holding Co. Ltd.	53,000	79,264
Chailease Holding Co. Ltd.	7,080	12,104
Chang Hwa Commercial Bank Ltd.	16,242	8,643
Cheng Shin Rubber Industry Co. Ltd.	23,000	43,389
Chicony Electronics Co. Ltd.	15,115	35,174
China Development Financial Holding Corp.	106,000	26,509
China Life Insurance Co. Ltd.	106,208	105,618
China Steel Corp.	35,000	26,769
Chunghwa Telecom Co. Ltd.	17,000	53,539
Compal Electronics, Inc.	88,000	50,377
CTBC Financial Holding Co. Ltd.	98,628	54,013
Delta Electronics, Inc.	5,105	25,264
E.Sun Financial Holding Co. Ltd.	34,898	19,870
Eva Airways Corp.	73,650	33,364
Far Eastern New Century Corp.	39,540	29,690
Far EasTone Telecommunications Co. Ltd.	34,000	76,484
First Financial Holding Co. Ltd.	56,443	30,123
Foxconn Technology Co. Ltd.	22,301	59,024
Fubon Financial Holding Co. Ltd.	35,000	55,385
Giant Manufacturing Co. Ltd.	3,000	17,034
Hon Hai Precision Industry Co. Ltd.	66,030	172,507
Hotai Motor Co. Ltd.	1,000	11,449
HTC Corp. (a)	1,000	2,451
Hua Nan Financial Holdings Co. Ltd.	113,526	57,240
Innolux Corp.	405,000	145,769
Inventec Corp.	112,000	76,800
Lite-On Technology Corp.	68,245	102,911
MediaTek, Inc.	5,000	33,588
Mega Financial Holding Co. Ltd.	54,273	38,731
Nan Ya Plastics Corp.	10,000	22,092
Novatek Microelectronics Corp.	14,000	46,263
Pegatron Corp.	26,000	62,118
Pou Chen Corp.	26,000	32,430
President Chain Store Corp.	8,000	57,340
Quanta Computer, Inc.	14,000	26,194
Radiant Opto-Electronics Corp.	4,000	6,975
Ruentex Development Co. Ltd. (a)	17,000	19,411
Shin Kong Financial Holding Co. Ltd. (a)	191,489	46,938
Simplo Technology Co. Ltd.	22,000	63,415
SinoPac Financial Holdings Co. Ltd.	73,895	20,819
Synnex Technology International Corp.	22,600	22,790
Taiwan Cement Corp.	36,000	39,263
Taiwan Cooperative Financial Holding Co. Ltd.	56,108	24,460
Taiwan Mobile Co. Ltd.	17,000	54,857

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

CONTINUED

	Shares	Value

Taiwan — (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	$146,421
Teco Electric and Machinery Co. Ltd.	41,000	35,493
Uni-President Enterprises Corp.	26,800	44,405
United Microelectronics Corp.	75,000	26,529
Vanguard International Semiconductor Corp.	25,000	43,594
Wistron Corp.	47,121	36,479
WPG Holdings Ltd.	26,000	30,656
Yuanta Financial Holding Co. Ltd.	102,757	38,260

		2,561,186

Thailand — (9.2%)
Advanced Info Service PCL	29,900	122,738
Bangkok Bank PCL	35,100	158,296
Bangkok Dusit Medical Services PCL	93,300	60,184
Banpu PCL	74,367	39,872
BTS Group Holdings PCL	80,800	19,292
Bumrungrad Hospital PCL	15,600	78,848
Central Pattana PCL	11,700	18,541
Charoen Pokphand Foods PCL	108,300	89,215
CP ALL PCL	22,300	38,920
Delta Electronics Thailand PCL	34,900	79,428
IRPC PCL	341,700	45,801
Kasikornbank PCL	35,900	177,944
Krung Thai Bank PCL	378,400	187,031
Land & Houses PCL	298,500	81,688
Minor International PCL	21,060	21,024
PTT Exploration & Production PCL	31,000	83,321
PTT Global Chemical PCL	77,700	136,695
PTT PCL	19,300	200,489
Ratchaburi Electricity Generating Holding PCL	53,800	75,118
Siam Cement PCL (The)	6,400	88,644
Siam Commercial Bank PCL (The)	46,800	199,299
Thai Beverage PCL	280,400	164,975
Thai Oil PCL	24,200	48,825
Thai Union Group PCL	196,500	115,232
TMB Bank PCL	1,743,700	102,254

		2,433,674

Turkey — (4.2%)
Akbank TAS	28,567	63,507
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,416	7,097
Arcelik AS	14,058	84,725
BIM Birlesik Magazalar AS	4,477	62,364
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	92,323	78,476
Eregli Demir ve Celik Fabrikalari TAS	94,414	137,960
Haci Omer Sabanci Holding AS	17,509	45,544
TAV Havalimanlari Holding AS	17,871	71,279
Tupras Turkiye Petrol Rafinerileri AS	3,974	79,930
Turk Hava Yollari AO (a)	54,658	77,848
Turkcell Iletisim Hizmetleri AS (a)	27,766	76,961
Turkiye Garanti Bankasi AS	33,599	72,784
Turkiye Halk Bankasi AS	30,157	80,073

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

CONTINUED

	Shares	Value

Turkey — (Continued)
Turkiye Is Bankasi	47,244	$69,571
Turkiye Vakiflar Bankasi TAO	90,909	112,422

		1,120,541

TOTAL COMMON STOCKS		26,561,331

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.9%) (Cost $26,784,649)		26,561,331

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (0.4%) (Cost $97,753)

State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%*	97,753	97,753

TOTAL INVESTMENTS — (100.3%) (Cost $26,882,402)		26,659,084

OTHER ASSETS & LIABILITIES — (-0.3%)		(74,256)

NET ASSETS — (100.0%)		$26,584,828

*	Represents the current daily yield at period end.

(a)	Non-income producing security.

(b)	Represents entire or partial securities on loan. See Note 2 for securities lending information.

(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

PCL = Public Company Limited

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

CONTINUED

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total

Securities Lending Transactions[1]
Equity Securities	$97,753	$97,753

Total Borrowings	$97,753	$97,753

Gross amount of recognized liabilities for securities lending transactions		$97,753

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the

“Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(UNAUDITED)

	Shares	Value
COMMON STOCKS — (99.7%)

Australia — (4.2%)
Abacus Property Group	2,320	$5,073
Automotive Holdings Group Ltd.	6,582	18,826
BWP Trust	2,677	5,796
Charter Hall Retail REIT (a)	6,895	21,119
Cromwell Property Group	28,532	20,350
CSR Ltd.	19,864	66,452
Downer EDI Ltd.	12,828	56,568
Investa Office Fund	6,830	23,343
JB Hi-Fi Ltd.	2,357	47,856
Mineral Resources Ltd.	4,052	35,561
Monadelphous Group Ltd.	7,746	62,988
Northern Star Resources Ltd.	1,627	4,265
OZ Minerals Ltd.	1,964	11,221
Regis Resources Ltd. (a)	9,804	21,084
Sandfire Resources NL (a)	853	3,483
St Barbara Ltd. (b)	22,410	33,103

		437,088

Belgium — (0.1%)
Tessenderlo Chemie NV (b)	148	5,432

		5,432

Brazil — (2.2%)
Banco do Estado do Rio Grande do Sul SA	4,900	15,537
Braskem SA	5,231	55,047
Cia Energetica de Minas Gerais	2,825	6,692
Cia Hering	534	2,481
EDP - Energias do Brasil SA	5,161	21,248
Equatorial Energia SA	1,058	17,684
Ez Tec Empreendimentos e Participacoes SA	10,200	49,046
MRV Engenharia e Participacoes SA	13,855	46,571
Natura Cosmeticos SA	278	1,966
Odontoprev SA	4,174	16,159

		232,431

Canada — (5.4%)
Aecon Group, Inc.	823	9,359
Air Canada (b)	1,219	12,426
BRP, Inc. (b)	1,323	27,969
Dream Global Real Estate Investment Trust	5,489	38,680
Ensign Energy Services, Inc.	1,473	10,303
Exchange Income Corp. (a)	917	28,548
Extendicare, Inc. (a)	3,470	25,565
Intertape Polymer Group, Inc.	2,890	54,264
Killam Apartment Real Estate Investment Trust	1,852	16,489
Lucara Diamond Corp.	2,549	5,778
Manitoba Telecom Services, Inc.	1,213	34,335
Milestone Apartments Real Estate Investment Trust	3,278	46,443
New Flyer Industries, Inc. (a)	1,259	38,341
North West Co., Inc. (The) (a)	1,297	26,616
Parkland Fuel Corp.	2,305	48,350

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

Canada — (Continued)
Pason Systems, Inc.	95	$1,391
Pure Industrial Real Estate Trust	7,545	31,450
Superior Plus Corp. (a)	2,564	24,377
Transcontinental, Inc.	3,004	49,706
Uni-Select, Inc.	1,456	32,018

		562,408

China — (7.2%)
Agile Property Holdings Ltd.	28,670	14,607
China Communications Services Corp. Ltd. H Shares	83,445	53,168
China Lesso Group Holdings Ltd.	10,539	6,838
CIFI Holdings Group Co. Ltd.	160,232	43,194
Dongfeng Motor Group Co. Ltd. H Shares	19,146	18,694
Guangshen Railway Co. Ltd. H Shares	42,459	25,629
Guangzhou R&F Properties Co. Ltd.	27,486	33,254
Huabao International Holdings Ltd. (b)	8,060	3,420
Kingboard Chemical Holdings Ltd.	6,106	18,508
KWG Property Holding Ltd.	4,492	2,549
Shanghai Jin Jiang International Hotels Group Co. Ltd. H Shares	75,585	19,985
Shenzhen Expressway Co. Ltd. H Shares	46,360	39,644
Shenzhen Investment Ltd.	47,120	18,901
Shimao Property Holdings Ltd.	12,760	16,688
Sinopec Engineering Group Co. Ltd. H Shares	62,000	51,739
Sinotrans Ltd. H Shares	31,228	13,936
Skyworth Digital Holdings Ltd.	63,194	36,026
Sunac China Holdings Ltd.	14,452	12,023
Tianneng Power International Ltd.	48,000	44,080
Tongda Group Holdings Ltd.	162,767	41,987
TravelSky Technology Ltd. H Shares	20,649	43,412
Weichai Power Co. Ltd. H Shares	37,727	58,100
XTEP International Holdings Ltd.	92,588	38,931
Yuexiu Real Estate Investment Trust	80,453	42,441
Yuzhou Properties Co. Ltd.	144,000	50,147

		747,901

Denmark — (0.0%)
Dfds A/S	53	2,425
SimCorp A/S	37	1,807

		4,232

France — (0.4%)
Alten SA	361	25,404
Groupe Fnac SA (b)	104	7,046
Neopost SA	359	11,254

		43,704

Germany — (0.6%)
Heidelberger Druckmaschinen AG (a)(b)	4,817	12,869

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

Germany — (Continued)
Jungheinrich AG	1,513	$43,503

		56,372

Hong Kong — (0.5%)
Texwinca Holdings Ltd.	70,418	46,048

		46,048

Ireland — (0.1%)
Origin Enterprises PLC	1,150	7,497

		7,497

Israel — (0.5%)
Orbotech Ltd. (b)	133	4,444
Paz Oil Co. Ltd.	290	42,573

		47,017

Italy — (1.2%)
Banca IFIS SpA	968	26,546
Saras SpA	32,798	59,501
Societa Cattolica di Assicurazioni SCRL	6,449	37,888

		123,935

Japan — (12.6%)
Adastria Co. Ltd.	178	4,624
Alpine Electronics, Inc.	330	4,309
Amano Corp.	1,481	26,068
Anritsu Corp.	1,255	6,779
AOKI Holdings, Inc.	932	11,491
Arcs Co. Ltd.	1,281	28,918
Asahi Holdings, Inc.	532	9,264
Avex Group Holdings, Inc.	98	1,413
Calsonic Kansei Corp.	2,211	33,913
CKD Corp.	1,676	19,068
Coca-Cola West Co. Ltd. (a)	300	8,861
cocokara fine, Inc.	150	5,524
Create Restaurants Holdings, Inc.	1,272	11,124
Daiichikosho Co. Ltd.	69	2,733
Daishi Bank Ltd. (The)	2,567	11,555
Doutor Nichires Holdings Co. Ltd.	1,694	31,241
Dydo Drinco, Inc.	940	49,001
Enplas Corp.	48	1,420
FCC Co. Ltd.	513	9,250
Foster Electric Co. Ltd.	500	9,487
Fuji Machine Manufacturing Co. Ltd.	2,067	23,694
Fujitsu General Ltd.	439	9,312
Geo Holdings Corp.	2,730	31,879
Heiwado Co. Ltd.	815	19,300
Hitachi Kokusai Electric, Inc.	2,380	49,851
Hitachi Maxell Ltd.	2,848	48,738
Inaba Denki Sangyo Co. Ltd.	1,025	35,372
Juroku Bank Ltd. (The)	10,178	35,778
Kanematsu Corp.	1,109	1,873

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

Japan — (Continued)
Kokuyo Co. Ltd.	1,468	$16,929
Komori Corp.	534	7,010
Kura Corp.	595	25,073
Kuroda Electric Co. Ltd.	1,202	23,816
KYORIN Holdings, Inc.	1,581	33,983
Kyowa Exeo Corp.	1,069	15,416
Kyudenko Corp.	1,129	30,394
Leopalace21 Corp.	347	1,922
Maeda Road Construction Co. Ltd.	1,378	23,098
Matsumotokiyoshi Holdings Co. Ltd.	180	8,889
Megmilk Snow Brand Co. Ltd.	549	15,157
Ministop Co. Ltd.	2,550	44,644
Mirait Holdings Corp. (a)	1,605	14,531
Mochida Pharmaceutical Co. Ltd.	257	17,870
Morinaga & Co. Ltd.	329	13,751
NEC Networks & System Integration Corp.	1,494	27,040
NET One Systems Co. Ltd.	6,960	44,636
Nichiha Corp.	875	21,681
Nihon Unisys Ltd.	473	5,961
Nippon Signal Co. Ltd.	920	7,817
Nitto Kogyo Corp.	872	11,925
Nojima Corp.	200	2,161
Noritz Corp.	1,252	21,168
Pal Co. Ltd.	526	12,519
Paramount Bed Holdings Co. Ltd.	737	29,509
Pioneer Corp. (b)	14,321	28,977
Plenus Co. Ltd.	2,578	50,417
St Marc Holdings Co. Ltd.	393	11,979
Sumitomo Bakelite Co. Ltd.	986	5,537
T-Gaia Corp.	2,978	48,589
Taikisha Ltd.	137	3,348
Takuma Co. Ltd.	1,718	14,715
Toho Holdings Co. Ltd.	1,271	25,412
Token Corp.	595	42,393
Tokyo Seimitsu Co. Ltd.	100	2,971
Toppan Forms Co. Ltd.	1,771	18,509
Transcosmos, Inc.	451	10,564
Unipres Corp.	296	5,906
Valor Holdings Co., Ltd.	785	20,528
Zojirushi Corp.	385	5,179

		1,313,764

Netherlands — (0.5%)
BE Semiconductor Industries NV	335	11,180
PostNL NV (b)	2,867	12,374
TKH Group NV	787	31,203

		54,757

New Zealand — (0.5%)
Chorus Ltd. (a)	16,719	46,283

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

New Zealand — (Continued)
Kiwi Property Group Ltd.	5,364	$5,180

		51,463

Norway — (0.5%)
Bakkafrost P/F	766	30,506
Storebrand ASA (b)	3,996	21,317

		51,823

Portugal — (0.0%)
REN—Redes Energeticas Nacionais SGPS SA (a)	885	2,518

		2,518

Singapore — (0.6%)
Frasers Centrepoint Trust	6,217	8,176
Venture Corp. Ltd.	5,975	40,862
Yanlord Land Group Ltd. (a)	16,500	15,076

		64,114

South Africa — (1.7%)
Barloworld Ltd.	2,537	21,873
DataTec Ltd.	9,166	33,165
MMI Holdings Ltd.	12,003	20,706
Mondi Ltd.	1,179	24,139
Reunert Ltd.	7,082	35,262
Sappi Ltd. (b)	2,935	19,306
Telkom SA SOC Ltd.	4,938	26,718

		181,169

South Korea — (5.4%)
Bukwang Pharmaceutical Co. Ltd.	426	9,312
Cheil Worldwide, Inc.	2,432	31,714
CJ O Shopping Co. Ltd.	69	9,306
Daesang Corp.	359	7,847
Daewoong Pharmaceutical Co. Ltd.	334	18,998
DGB Financial Group, Inc.	1,853	14,989
Dongbu HiTek Co. Ltd. (b)	646	8,504
Green Cross Holdings Corp.	461	9,084
GS Home Shopping, Inc.	351	49,985
GS Retail Co. Ltd.	395	15,567
Hanil Cement Co. Ltd.	241	15,165
Hyundai Marine & Fire Insurance Co. Ltd.	1,592	41,520
JB Financial Group Co. Ltd.	2,608	12,481
KB Insurance Co. Ltd.	1,629	35,269
Korea Petrochemical Ind Co., Ltd.	85	19,389
Korean Reinsurance Co.	4,198	39,624
KT Skylife Co. Ltd.	3,515	50,347
Kwang Dong Pharmaceutical Co. Ltd.	738	5,206
LF Corp.	2,276	40,609
LG Hausys Ltd.	94	7,448
LS Industrial Systems Co. Ltd.	650	21,392
Meritz Fire & Marine Insurance Co. Ltd.	3,614	45,781
NongShim Co. Ltd.	56	15,417

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

South Korea — (Continued)
S&T Motiv Co. Ltd.	166	$6,714
S-1 Corp.	13	944
Samsung Card Co. Ltd.	147	4,832
Soulbrain Co. Ltd.	296	14,802
Tongyang, Inc.	4,588	11,339

		563,585

Spain — (0.5%)
Tecnicas Reunidas SA	1,312	53,921

		53,921

Sweden — (0.4%)
Bilia AB	1,447	33,369
Mycronic AB	1,028	11,090

		44,459

Switzerland — (1.2%)
Autoneum Holding AG	84	22,088
dorma+kaba Holding AG (b)	3	2,234
Implenia AG	306	22,656
Rieter Holding AG (b)	234	40,775
Schweiter Technologies AG	16	18,104
Valiant Holding AG	52	5,188
Valora Holding AG	57	16,222

		127,267

Taiwan — (3.8%)
Accton Technology Corp.	9,211	14,547
Coretronic Corp.	33,791	35,543
Elite Material Co. Ltd.	11,450	31,974
Everlight Electronics Co. Ltd.	5,199	7,437
FLEXium Interconnect, Inc.	199	524
Gigabyte Technology Co. Ltd.	39,563	52,908
Micro-Star International Co. Ltd.	21,000	47,957
Powertech Technology, Inc.	9,469	25,561
Primax Electronics Ltd.	18,637	25,502
Realtek Semiconductor Corp.	11,000	34,813
Shin Zu Shing Co. Ltd.	8,238	21,113
Transcend Information, Inc.	10,905	28,828
Tripod Technology Corp.	5,465	12,345
Wan Hai Lines Ltd.	34,691	17,545
Win Semiconductors Corp.	4,966	14,006
Wistron NeWeb Corp.	3,278	8,778
WT Microelectronics Co. Ltd.	11,291	15,064

		394,445

United Kingdom — (3.6%)
BGEO Group PLC	1,281	47,233
Big Yellow Group PLC	542	4,591
Dart Group PLC	5,187	31,790
Debenhams PLC	12,570	8,900
Electrocomponents PLC	667	3,929

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

United Kingdom — (Continued)
Firstgroup PLC (b)	4,135	$5,293
Galliford Try PLC	324	5,168
Go-Ahead Group PLC	1,010	27,968
Greggs PLC	2,777	33,285
Halfords Group PLC	620	2,800
Hansteen Holdings PLC	17,457	24,483
Interserve PLC (a)	858	3,623
LondonMetric Property PLC	9,156	17,593
Lookers PLC	7,027	10,181
Mitie Group PLC (a)	467	1,295
Moneysupermarket.com Group PLC	3,849	13,987
Plus500 Ltd. (a)	2,147	10,201
Safestore Holdings PLC	7,144	30,896
Sports Direct International PLC (a)(b)	3,073	10,579
SVG Capital PLC (b)	3,497	30,593
UNITE Group PLC (The)	2,757	20,644
WS Atkins PLC (a)	1,562	28,141

		373,173

United States — (46.0%)
Aaron’s, Inc.	1,067	34,133
Abercrombie & Fitch Co.	877	10,524
ACCO Brands Corp. (b)	300	3,915
Aceto Corp.	606	13,314
Air Methods Corp. (a)(b)	1,045	33,283
Alon USA Energy, Inc.	2,679	30,487
Altisource Portfolio Solutions SA (a)(b)	312	8,296
Amedisys, Inc. (b)	582	24,811
American Eagle Outfitters, Inc. (a)	1,624	24,636
American Equity Investment Life Holding Co.	551	12,420
American National Insurance Co.	453	56,448
American Outdoor Brands Corp. (b)	116	2,445
American Woodmark Corp. (b)	101	7,600
Amkor Technology, Inc. (b)	390	4,115
AMN Healthcare Services, Inc. (a)(b)	1,398	53,753
Anika Therapeutics, Inc. (b)	1,027	50,282
Apollo Commercial Real Estate Finance, Inc.	2,533	42,098
Argan, Inc. (a)	991	69,915
Argo Group International Holdings Ltd.	426	28,073
Aspen Insurance Holdings Ltd.	389	21,395
Atrion Corp.	35	17,752
Atwood Oceanics, Inc. (a)	3,748	49,211
AVX Corp.	682	10,660
Banc of California, Inc.	2,244	38,933
Barnes & Noble, Inc.	991	11,050
Benchmark Electronics, Inc. (b)	1,230	37,515
Big Lots, Inc. (a)	571	28,670
BioTelemetry, Inc. (b)	2,739	61,217
Blackstone Mortgage Trust, Inc.	400	12,028
Boise Cascade Co. (b)	823	18,518
Briggs & Stratton Corp.	151	3,361
Buckle, Inc. (The) (a)	463	10,556
CACI International, Inc. (b)	165	20,510

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

United States — (Continued)
Cal-Maine Foods, Inc. (a)	793	$35,031
Cambrex Corp. (b)	353	19,044
Capella Education Co.	43	3,775
Capstead Mortgage Corp.	2,536	25,842
Cato Corp. (The)	825	24,816
Chemed Corp.	350	56,144
Chemtura Corp. (b)	267	8,864
Chesapeake Utilities Corp.	25	1,674
Chico’s FAS, Inc.	649	9,339
Children’s Place, Inc. (The) (a)	602	60,772
Cimpress NV (a)(b)	97	8,886
Cincinnati Bell, Inc. (b)	180	4,023
Cirrus Logic, Inc. (b)	29	1,640
Clearwater Paper Corp. (b)	581	38,085
Coca-Cola Bottling Co. Consolidated (a)	93	16,633
Commercial Metals Co.	375	8,168
Compass Diversified Holdings	2,425	43,408
Compass Minerals International, Inc. (a)	187	14,651
CONMED Corp.	181	7,995
Convergys Corp.	880	21,613
Cooper Tire & Rubber Co.	580	22,533
Cooper-Standard Holding, Inc. (b)	515	53,241
Core-Mark Holding Co., Inc.	958	41,261
Corporate Office Properties Trust	123	3,840
CorVel Corp. (b)	1,111	40,663
CSG Systems International, Inc.	479	23,184
Cynosure, Inc. (b)	584	26,630
CYS Investments, Inc.	2,309	17,849
Dean Foods Co.	951	20,713
Delek US Holdings, Inc.	379	9,123
DHT Holdings, Inc. (a)	6,190	25,627
Dolby Laboratories, Inc.	459	20,742
Domtar Corp.	725	28,297
Douglas Dynamics, Inc.	587	19,753
Dril-Quip, Inc. (b)	639	38,372
DSW, Inc.	480	10,872
EarthLink Holdings Corp.	4,725	26,649
Emergent BioSolutions, Inc. (b)	1,205	39,572
Employers Holdings, Inc.	748	29,621
Ensign Group, Inc. (The) (a)	1,161	25,786
Enstar Group Ltd. (b)	193	38,156
ePlus, Inc. (b)	401	46,195
Essendant, Inc.	262	5,476
Express, Inc. (b)	1,114	11,987
Fabrinet (b)	1,248	50,294
FBL Financial Group, Inc.	489	38,215
Finish Line, Inc. (The)	399	7,505
First Busey Corp.	92	2,832
First Interstate BancSystem, Inc. (a)	1,657	70,505
Forum Energy Technologies, Inc. (b)	567	12,474
Francesca’s Holdings Corp. (b)	232	4,183
Fresh Del Monte Produce, Inc.	390	23,646
FutureFuel Corp.	431	5,991

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

United States — (Continued)
Genesco, Inc. (b)	783	$48,624
GEO Group, Inc. (The) (a)	1,142	41,032
Getty Realty Corp.	338	8,616
Globus Medical, Inc. (b)	1,655	41,061
Green Dot Corp. (b)	975	22,961
Greif, Inc. (a)	295	15,136
Guess?, Inc.	461	5,578
H&E Equipment Services, Inc.	3,266	75,935
Haemonetics Corp. (b)	47	1,889
Hawaiian Holdings, Inc. (b)	1,021	58,197
Heritage Financial Corp.	1,243	32,007
Hibbett Sports, Inc. (b)	88	3,282
Horace Mann Educators Corp.	595	25,466
Hub Group, Inc. (b)	87	3,806
ICF International, Inc. (b)	57	3,146
ICU Medical, Inc. (b)	129	19,008
II-VI, Inc. (b)	414	12,275
Infinity Property & Casualty Corp.	252	22,151
Ingles Markets, Inc.	755	36,316
Innospec, Inc.	714	48,909
Insight Enterprises, Inc. (b)	1,235	49,943
Insperity, Inc.	775	54,986
Integra LifeSciences Holdings Corp. (b)	390	33,458
Investment Technology Group, Inc.	508	10,028
Kaman Corp. (a)	281	13,749
Kelly Services, Inc.	103	2,361
Kindred Healthcare, Inc.	1,652	12,968
Kraton Corp. (b)	551	15,692
Kulicke & Soffa Industries, Inc. (b)	933	14,881
Landstar System, Inc.	111	9,468
Lexington Realty Trust	1,513	16,340
LHC Group, Inc. (b)	1,306	59,684
LifePoint Health, Inc. (b)	489	27,775
Luminex Corp. (b)	2,375	48,046
Magellan Health, Inc. (b)	744	55,986
ManTech International Corp.	367	15,506
Masimo Corp. (b)	382	25,747
McDermott International, Inc. (b)	5,841	43,165
Mercer International, Inc.	3,346	35,635
Meredith Corp.	23	1,360
Meridian Bioscience, Inc.	1,224	21,665
MFA Financial, Inc.	4,523	34,510
MicroStrategy, Inc. (b)	46	9,080
MRC Global, Inc. (b)	1,291	26,156
MSG Networks, Inc. (b)	1,214	26,101
Myriad Genetics, Inc. (a)(b)	145	2,417
National Presto Industries, Inc.	300	31,920
National Western Life Group, Inc.	214	66,511
Navigators Group, Inc. (The)	539	63,467
Neenah Paper, Inc.	55	4,686
Net 1 UEPS Technologies, Inc. (b)	916	10,516
NETGEAR, Inc. (b)	20	1,087
NeuStar, Inc. (b)	785	26,219

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

United States — (Continued)
Northwest Natural Gas Co.	33	$1,973
NuVasive, Inc. (a)(b)	175	11,788
Oil States International, Inc. (b)	888	34,632
Oritani Financial Corp.	326	6,113
Owens & Minor, Inc.	1,508	53,217
PDL BioPharma, Inc. (a)	14,415	30,560
PharMerica Corp. (b)	438	11,016
Photronics, Inc. (b)	4,308	48,680
Plexus Corp. (b)	135	7,295
Quality Systems, Inc.	2,662	35,005
RPC, Inc. (a)	840	16,640
RPX Corp. (b)	3,382	36,526
Safety Insurance Group, Inc.	60	4,422
Sanderson Farms, Inc. (a)	513	48,345
Sanmina Corp. (b)	1,885	69,085
Scholastic Corp.	119	5,651
Schweitzer-Mauduit International, Inc.	987	44,938
SciClone Pharmaceuticals, Inc. (b)	5,062	54,670
Select Comfort Corp. (b)	844	19,091
Select Income REIT	733	18,472
Select Medical Holdings Corp. (a)(b)	447	5,923
Selective Insurance Group, Inc.	866	37,281
Shoe Carnival, Inc. (a)	1,708	46,082
SpartanNash Co.	652	25,780
Steelcase, Inc.	959	17,166
Stepan Co.	731	59,562
Sturm Ruger & Co., Inc. (a)	40	2,108
Summit Hotel Properties, Inc.	1,236	19,813
Supernus Pharmaceuticals, Inc. (b)	291	7,348
Sykes Enterprises, Inc. (b)	1,517	43,781
Tech Data Corp. (b)	652	55,211
Teekay Tankers Ltd. (a)	1,219	2,755
TeleTech Holdings, Inc.	628	19,154
Tessera Holding Corp.	680	30,056
TriCo Bancshares	1,081	36,949
Triple-S Management Corp. (b)	2,313	47,879
TrustCo Bank Corp.	4,947	43,286
UniFirst Corp.	27	3,879
United Fire Group, Inc.	715	35,157
United States Cellular Corp. (b)	1,060	46,343
Universal Corp. (a)	455	29,006
US Physical Therapy, Inc.	213	14,953
USANA Health Sciences, Inc. (a)(b)	56	3,427
VASCO Data Security International, Inc. (b)	937	12,790
Viad Corp.	257	11,334
Vishay Intertechnology, Inc. (a)	318	5,152
Vonage Holdings Corp. (b)	1,492	10,220
Wabash National Corp. (b)	507	8,021
Walker & Dunlop, Inc. (b)	576	17,971

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

	Shares	Value

United States — (Continued)
Weis Markets, Inc.	475	$31,749

		4,788,877

TOTAL COMMON STOCKS		10,379,400

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.7%) (Cost $9,146,697)		10,379,400

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (1.9%) (Cost $193,915)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%*	193,915	193,915

TOTAL INVESTMENTS — (101.6%) (Cost $9,340,612)		10,573,315

OTHER ASSETS & LIABILITIES — (-1.6%)		(168,599)

NET ASSETS — (100.0%)		$10,404,716

*	Represents the current daily yield at period end.

(a)	Represents entire or partial securities on loan. See Note 2 for securities lending information.

(b)	Non-income producing security.

PLC	= Public Limited Company

REIT = Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

CONTINUED

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total

Securities Lending Transactions[1]
Equity Securities	$193,915	$193,915

Total Borrowings	$193,915	$193,915

Gross amount of recognized liabilities for securities lending transactions		$193,915

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR REIT ETF

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(UNAUDITED)

	Shares	Value
COMMON STOCKS — (99.2%)

Diversified REITs — (11.4%)
Armada Hoffler Properties, Inc.	6,627	$96,555
Empire State Realty Trust, Inc.	4,210	85,000
Lexington Realty Trust	8,697	93,928
Select Income REIT	3,324	83,765
STORE Capital Corp.	3,151	77,861
WP Carey, Inc.	1,402	82,844

		519,953

Health Care REITs — (8.4%)
CareTrust REIT, Inc.	6,081	93,161
LTC Properties, Inc.	1,773	83,296
Medical Properties Trust, Inc.	2,895	35,608
National Health Investors, Inc.	1,119	82,996
Sabra Health Care REIT, Inc.	3,564	87,033

		382,094

Hotel & Resort REITs — (16.1%)
Chatham Lodging Trust	3,199	65,739
Chesapeake Lodging Trust	3,787	97,932
MGM Growth Properties LLC	845	21,387
RLJ Lodging Trust	4,155	101,756
Ryman Hospitality Properties, Inc.	1,809	113,985
Summit Hotel Properties, Inc.	6,850	109,806
Sunstone Hotel Investors, Inc.	7,061	107,680
Xenia Hotels & Resorts, Inc.	5,724	111,160

		729,445

Industrial REITs — (6.0%)
Duke Realty Corp.	3,302	87,701
EastGroup Properties, Inc.	1,253	92,522
First Industrial Realty Trust, Inc.	3,229	90,573

		270,796

Office REITs — (13.9%)
Brandywine Realty Trust	5,700	94,107
City Office REIT, Inc.	5,093	67,075
Corporate Office Properties Trust	3,254	101,590
Cousins Properties, Inc.	8,232	70,054
Highwoods Properties, Inc.	1,718	87,635
Kilroy Realty Corp.	1,296	94,893
Mack-Cali Realty Corp.	3,319	96,318
Parkway, Inc. (a)	991	22,050

		633,722

Residential REITs — (10.9%)
Apartment Investment & Management Co.	1,974	89,718
Camden Property Trust	1,024	86,088
Equity LifeStyle Properties, Inc.	1,159	83,564
Independence Realty Trust, Inc.	9,400	83,848
Mid-America Apartment Communities, Inc.	985	96,451

See accompanying Notes to Schedules of Investments.

HARTFORD MULTIFACTOR REIT ETF

CONTINUED

	Shares	Value

Residential REITs — (Continued)
Sun Communities, Inc.	726	$55,619

		495,288

Retail REITs — (18.5%)
Agree Realty Corp.	1,947	89,659
Alexander’s, Inc.	159	67,872
Brixmor Property Group, Inc.	3,244	79,219
CBL & Associates Properties, Inc.	6,580	75,670
Federal Realty Investment Trust	380	54,002
Getty Realty Corp.	3,962	100,991
Ramco-Gershenson Properties Trust	4,737	78,540
Saul Centers, Inc.	1,076	71,672
Simon Property Group, Inc.	321	57,032
Tanger Factory Outlet Centers, Inc.	2,259	80,827
Urban Edge Properties	3,159	86,904

		842,388

Specialized REITs — (14.0%)
CoreSite Realty Corp.	1,140	90,482
CubeSmart	3,388	90,697
CyrusOne, Inc.	1,825	81,632
Digital Realty Trust, Inc.	905	88,925
DuPont Fabros Technology, Inc.	2,138	93,922
Gaming and Leisure Properties, Inc.	2,662	81,510
Public Storage	122	27,267
QTS Realty Trust, Inc.	1,670	82,916

		637,351

TOTAL COMMON STOCKS		4,511,037

TOTAL INVESTMENTS — (99.2%) (Cost $4,388,091)		4,511,037

OTHER ASSETS & LIABILITIES — (0.8%)		38,526

NET ASSETS — (100.0%)		$4,549,563

(a)	Non-income producing security.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2016 (Unaudited)

1. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Lattice Strategies Trust (the “Trust”) consisting of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investment as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Lattice Strategies LLC (“Lattice” or the “Adviser”) may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s Board has delegated to the Adviser the responsibility to determine a security’s fair value. In determining such value the Adviser’s Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Summary of Hartford Multifactor US Equity ETF investments as of December 31, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,855,860	$—	$—	$2,855,860
Consumer Staples	1,894,784	—	—	1,894,784
Energy	2,540,141	—	—	2,540,141
Financials	4,315,477	—	—	4,315,477
Health Care	4,333,624	—	—	4,333,624
Industrials	2,805,377	—	—	2,805,377
Information Technology	4,974,886	—	—	4,974,886
Materials	1,396,733	—	—	1,396,733
Real Estate	631,016	—	—	631,016
Telecommunication Services	633,820	—	—	633,820
Utilities	698,849	—	—	698,849
Investments of Cash Collateral for Securities Loaned	22,654	—	—	22,654

TOTAL	27,103,221	—	—	27,103,221

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Summary of Hartford Multifactor Developed Markets (ex-US) ETF investments as of December 31, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,747,092	$—	$—	$2,747,092
Austria	399,666	—	—	399,666
Belgium	577,032	—	—	577,032
Britain	161,132	—	—	161,132
Canada	4,535,573	—	—	4,535,573
Denmark	387,321	—	—	387,321
Finland	155,669	—	—	155,669
France	2,753,635	—	—	2,753,635
Germany	2,112,757	—	—	2,112,757
Hong Kong	1,761,057	—	—	1,761,057
Ireland	361,357	—	—	361,357
Israel	840,216	—	—	840,216
Italy	895,597	—	—	895,597
Japan	6,964,904	—	—	6,964,904
Netherlands	878,730	—	—	878,730
New Zealand	710,748	—	—	710,748
Norway	188,557	—	—	188,557
Portugal	46,951	—	—	46,951
Singapore	1,008,040	—	—	1,008,040
Spain	909,943	—	—	909,943
Sweden	600,589	—	—	600,589
Switzerland	2,511,953	—	—	2,511,953
United Kingdom	3,763,218	—	—	3,763,218
Limited Partnerships
Israel	155,874	—	—	155,874
Investments of Cash Collateral for Securities Loaned	549,583	—	—	549,583

TOTAL	35,977,194	—	—	35,977,194

Summary of Hartford Multifactor Emerging Markets ETF investments as of December 31, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,312,513	$—	$—	$1,312,513
Chile	1,275,499	—	—	1,275,499
China	2,240,303	—	—	2,240,303
Colombia	1,019,303	—	—	1,019,303
India	1,346,625	—	—	1,346,625
Indonesia	1,906,480	—	—	1,906,480
Malaysia	1,918,956	—	—	1,918,956
Mexico	1,351,065	—	—	1,351,065
Philippines	1,895,522	—	—	1,895,522
Poland	1,355,517	—	—	1,355,517
Russia	961,173	—	—	961,173
South Africa	1,804,819	—	—	1,804,819
South Korea	2,058,155	—	—	2,058,155
Taiwan	2,561,186	—	—	2,561,186
Thailand	2,433,674	—	—	2,433,674
Turkey	1,120,541	—	—	1,120,541
Investments of Cash Collateral for Securities Loaned	97,753	—	—	97,753

TOTAL	26,659,084	—	—	26,659,084

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Summary of Hartford Multifactor Global Small Cap ETF investments as of December 31, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$437,088	$—	$—	$437,088
Belgium	5,432	—	—	5,432
Brazil	232,431	—	—	232,431
Canada	562,408	—	—	562,408
China	747,901	—	—	747,901
Denmark	4,232	—	—	4,232
France	43,704	—	—	43,704
Germany	56,372	—	—	56,372
Hong Kong	46,048	—	—	46,048
Ireland	7,497	—	—	7,497
Israel	47,017	—	—	47,017
Italy	123,935	—	—	123,935
Japan	1,313,764	—	—	1,313,764
Netherlands	54,757	—	—	54,757
New Zealand	51,463	—	—	51,463
Norway	51,823	—	—	51,823
Portugal	2,518	—	—	2,518
Singapore	64,114	—	—	64,114
South Africa	181,169	—	—	181,169
South Korea	563,585	—	—	563,585
Spain	53,921	—	—	53,921
Sweden	44,459	—	—	44,459
Switzerland	127,267	—	—	127,267
Taiwan	394,445	—	—	394,445
United Kingdom	373,173	—	—	373,173
United States	4,788,877	—	—	4,788,877
Investments of Cash Collateral for Securities Loaned	193,915	—	—	193,915

TOTAL	10,573,315	—	—	10,573,315

Summary of Hartford Multifactor REIT ETF investments as of December 31, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified REITs	$519,953	$—	$—	$519,953
Health Care REITs	382,094	—	—	382,094
Hotel & Resort REITs	729,445	—	—	729,445
Industrial REITs	270,796	—	—	270,796
Office REITs	633,722	—	—	633,722
Residential REITs	495,288	—	—	495,288
Retail REITs	842,388	—	—	842,388
Specialized REITs	637,351	—	—	637,351

TOTAL	4,511,037	—	—	4,511,037

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

2. Securities Lending

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees of the Trust (the “Board”) who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The fees that each Fund pays to State Street are not reflected in the Fund’s fees but instead are calculated in the NAV of each Fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

	Market Value
	of Securities	Cash	Non-Cash
Fund	on Loan	Collateral	Collateral (1)
Hartford Multifactor US Equity ETF	$6,549,890	$22,654	$6,676,654
Hartford Multifactor Developed Markets (ex-US) ETF	3,881,587	549,583	3,532,676
Hartford Multifactor Emerging Markets ETF	364,764	97,753	282,428
Hartford Multifactor Global Small Cap ETF	883,364	193,915	719,298
Hartford Multifactor REIT ETF	-	-	-

1 Amount consists of domestic and foreign equity securities.

3. Federal Income Taxes

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

	Gross Unrealized		Net
Fund	Appreciation	(Depreciation)	Unrealized Appreciation (Depreciation)
Hartford Multifactor US Equity ETF	$3,541,437	$(652,175)	$2,889,262
Hartford Multifactor Developed Markets (ex-US) ETF	2,387,486	(1,404,676)	982,810
Hartford Multifactor Emerging Markets ETF	1,681,431	(1,904,749)	(223,318)
Hartford Multifactor Global Small Cap ETF	1,568,954	(336,251)	1,232,703
Hartford Multifactor REIT ETF	228,321	(105,375)	122,946

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	February 10th, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	February 10th, 2017

By:	/s/ Albert Lee
Albert Lee
Treasurer and Principal Financial Officer
(principal financial officer)

Date:	February 10th, 2017